FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL INSTRUMENTS
Schedule of carrying amount of financial assets and liabilities

	Group	Group
	2024	2023
	$’000	$’000
Carrying amount of financial assets
Measured at amortised cost
- Trade and other receivables	141	1,131
- Cash and cash equivalents	8,626	7,443
Measured at fair value through profit or loss	300	400
Total carrying amount of financial assets	9,067	8,974

Carrying amount of financial liabilities
Measured at amortised cost
- Trade and other payables	8,184	7,501
- Short term loans	20	280
- Long term loans	837	25,599
- Issued debt - bonds	39,304	38,170
carrying amount of financial liabilities	48,345	71,550

Schedule of assets that are measured at fair value

	Level 1	Level 2	Level 3	Total
Assets	$’000	$’000	$’000	$’000
Financial assets at fair value through profit or loss
- Equity holdings	—	—	300	300
- Digital assets	—	6	—	6
Total at 31 December 2024	—	6	300	306

	Level 1	Level 2	Level 3	Total
Assets	$’000	$’000	$’000	$’000
Financial assets at fair value through profit or loss
- Equity holdings	—	—	400	400
- Digital assets	—	385	—	385
Total at 31 December 2023	—	385	400	785